Impairment, Net of Reversal of Impairment of Investments and Assets - Summary of Impairment, Net of Reversal of Impairment of Investments and Assets (Parenthetical) (Detail)
oz in Millions, R in Millions, $ in Millions
			12 Months Ended
		Jun. 30, 2015 USD ($)	Dec. 31, 2017 USD ($) $ / oz R / kg Exchange_Rate oz		Dec. 31, 2017 ZAR (R) Exchange_Rate oz	Dec. 31, 2016 USD ($) $ / oz		Dec. 31, 2015 USD ($)		Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)
Disclosures of impairment of investments and assets [Line Items]
Investments			$ 3.7			$ 0.1		$ 117.4
Carrying value			4,892.9			4,524.6	[1]	4,295.6	[1]
Reversal of impairment and impairment of property, plant and equipment - other, net			42.3			(76.4)		(42.5)
South Deep goodwill			$ 277.8			$ 0.0		0.0
Resource price | $ / oz			17.0			60.0
Nominal discount rate			13.50%		13.50%	13.50%
South Deep Mine [member]
Disclosures of impairment of investments and assets [Line Items]
South Deep goodwill			$ 277.8		R 3,495.0
Gold price | R / kg			525,000
Resource price | $ / oz			17
Rand/Dollar exchange rate | Exchange_Rate			12.58		12.58
Resource ounces | oz			29		29
Life time of mine			78 years		78 years
Nominal discount rate			13.50%		13.50%
Other Property, Pant and Equipment [Member]
Disclosures of impairment of investments and assets [Line Items]
Reversal of impairment and impairment of property, plant and equipment - other, net			$ 53.4			$ (66.4)		0.0
Other Property, Pant and Equipment [Member] | Redundant Assets at Cerro Corona [Member]
Disclosures of impairment of investments and assets [Line Items]
Impairment loss						(66.4)
Total impairment of property, plant and equipment - other			(0.8)			0.0		(6.7)
Other Property, Pant and Equipment [Member] | Damang Asset Held For Sale [member]
Disclosures of impairment of investments and assets [Line Items]
Impairment loss			0.0			(7.6)		0.0
Other Property, Pant and Equipment [Member] | Assets Specific Impairment At Tarkwa [member]
Disclosures of impairment of investments and assets [Line Items]
Impairment loss			(6.8)			0.0		0.0
Other Property, Pant and Equipment [Member] | Assets Specific Impairment At Damang [Member]
Disclosures of impairment of investments and assets [Line Items]
Impairment loss			(3.5)			(2.4)		(35.8)
APP [Member]
Disclosures of impairment of investments and assets [Line Items]
Carrying value						1.0		1.0		$ 40.0
Purchase offer, cash			$ 40.0
Impairment loss								(39.0)		$ (3.2)	$ (89.7)
Purchase offer, refiner royalty offered percentage			2.00%		2.00%
Hummingbird Resources Plc [Member]
Disclosures of impairment of investments and assets [Line Items]
Investments		$ 7.5	$ 0.0	[2]		0.0	[2]	7.5	[2]
Far Southeast Gold Resources Incorporated [Member]
Disclosures of impairment of investments and assets [Line Items]
Investments	[3]		$ 0.0			$ 0.0		$ 101.4
Percentage shareholder of FSE								60.00%

[1]	As Restated - Refer note 40 for further details.
[2]	Following the identification of impairment indicators at 30 June 2015, the investment in Hummingbird was valued at its recoverable amount, which resulted in an impairment of US$7.5 million. The recoverable amount was based on the investment's fair value at the time, being its quoted market price (level 1 of the fair value hierarchy). The impairment is included in the "Corporate and other" segment.
[3]	Following the identification of impairment indicators at 31 December 2015, FSE was valued at its recoverable amount which resulted in an impairment of US$101.4 million. The recoverable amount was based on the fair value less cost of disposal ("FVLCOD") of the investment (level 2 of the fair value hierarchy). FVLCOD was indirectly derived from the market value of Lepanto Consolidated Mining Company, being the 60% shareholder of FSE. The impairment is included in the "Corporate and other" segment.